Mining Interest, Plant, and Equipment - Capitalized Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ 14,550	$ 3,909
Capitalized Interest - Gold Notes
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	7,484	1,991
Capitalized Interest - Deferred Revenue
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	7,818	1,871
Capitalized Interest - Income
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest	$ (752)	$ 47